Taxation (Tables)	6 Months Ended
Jun. 30, 2026
Taxation [Abstract]
Schedule of Income Tax Benefit

The income tax benefit consisted of the following components:

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Current income tax expense	$890	$780
Deferred income tax (benefit)/expense	(599)	163
Total income tax expense	$291	$943

Schedule of Benefit for Income Taxes and the Provision at the PRC, Mainland Statutory Rate

A reconciliation between the Group’s actual benefit for income taxes and the provision at the PRC, mainland statutory rate, is as follows:

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
(Loss) Income before income tax expense	$(5,244)	$4,320
Computed income tax (benefit) expense with statutory tax rate	(1,311)	1,080
Additional deduction for research and development expenses	(261)	(347)
Tax effect of preferred tax rate	897	(786)
Tax effect of favorable tax rates on small-scale and low-profit entities	51	(64)
Tax effect of non-deductible items	78	109
Changes in valuation allowance	837	951
Income tax expense	$291	$943

Schedule of Deferred Tax Assets

As of December 31, 2025 and June 30, 2026, the significant components of the deferred tax assets are summarized below:

	As of December 31,	As of June 30,
	2025	2026
	(Audited)	(Unaudited)
Deferred tax assets:
Temporary difference in accounts receivable recognition	$5,815	$5,994
Temporary difference in research and development costs	2,995	3,086
Accrued expense	408	420
Net operating loss carried forward	11,961	13,164
Share-based compensation	538	555
Allowance for credit losses	4,033	4,108
Total deferred tax assets	25,750	27,327
Valuation allowance	(13,803)	(15,179)
Deferred tax assets, net of valuation allowance	$11,947	$12,148

Schedule of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	As of December 31,	As of June 30,
	2025	2026
	(Audited)	(Unaudited)
Balance at the beginning of the period	$13,840	$13,803
(Reversals)/Additions	(642)	952
Foreign currency translation adjustments	605	424
Balance at the end of the period	$13,803	$15,179

Schedule of Net Operating Loss Carryforwards

As of June 30, 2026, net operating loss carryforwards will expire, if unused, in the following amounts:

2026	$3,052
2027	17,195
2028	14,965
2029	6,980
2030	7,128
2031	6,238
Indefinite	82,838
Total	$138,396